RELATED PARTY TRANSACTIONS (Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total amount due from related parties	$ 7,718	$ 22,399
Total loans to related parties - associated companies, long-term	123,910	314,000
Total long-term receivables from related parties	0	13,616
Total amount due to related parties	2,724	3,980
Frontline Shipping
Related Party Transaction [Line Items]
Total amount due from related parties	2,875	2,948
Total long-term receivables from related parties	0	4,445
Total amount due to related parties	836	3,884
Frontline
Related Party Transaction [Line Items]
Total amount due from related parties	3,202	6,708
Total long-term receivables from related parties	0	9,171
Total amount due to related parties	1,826	47
Seadrill
Related Party Transaction [Line Items]
Total amount due from related parties	3,613	51
Golden Ocean
Related Party Transaction [Line Items]
Total amount due to related parties	23	0
Other related parties
Related Party Transaction [Line Items]
Total amount due from related parties	2	4
Total amount due to related parties	39	49
Affiliated Entity
Related Party Transaction [Line Items]
Allowance for expected credit losses	(1,974)	0
SFL Linus
Related Party Transaction [Line Items]
Total amount due from related parties	0	7,392
Total loans to related parties - associated companies, long-term	0	121,000
Total amount due to related parties		7,400
SFL Deepwater
Related Party Transaction [Line Items]
Total amount due from related parties	0	1,246
Total loans to related parties - associated companies, long-term	0	113,000
Total amount due to related parties		1,200
SFL Hercules
Related Party Transaction [Line Items]
Total amount due from related parties	0	3,423
Total loans to related parties - associated companies, long-term	78,910	80,000
Total amount due to related parties		3,400
Golden Ocean
Related Party Transaction [Line Items]
Total amount due from related parties	0	627
River Box
Related Party Transaction [Line Items]
Total amount due from related parties	0	0
Total loans to related parties - associated companies, long-term	$ 45,000	$ 0